Trade and other receivables - Additional Information (Details) - COP ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Trade and other receivables
Contribution from Ministry of Finance and Public Credit				$ 12,957,299			$ 26,346,530
Isa
Trade and other receivables
Gross accounts receivable				2,221,991			2,279,637
Provision for expected losses, included in provision line for expected credit losses				385,229			407,567
Net book value of accounts receivable included in others				$ 1,836,762			$ 1,872,070
Ecopetrol
Trade and other receivables
Contribution from Ministry of Finance and Public Credit			$ 2,876,149		$ 10,414,093	$ 21,576,179
Refineria de Cartagena
Trade and other receivables
Contribution from Ministry of Finance and Public Credit	$ 1,894,202	$ 2,543,206